SUBSEQUENT EVENTS (Details Narrative 4) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Oct. 17, 2016	Sep. 30, 2016
Purchase agreement		$ 440,000
Maturity date of loan		Oct. 30, 2017
Original issue discount		10.00%
Interest rate		5.00%
Issuance of common stock for repayment of note, shares	69,404	1,100,000
Warrants to purchase		400,000
Warrant price		$ 0.85
Issuance of stock for Services, shares	682,500
Proceeds from notes payable		$ 400,000
Shares authoirzed		8,000,000